Income Taxes - Schedule of Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
Federal		$ 0	$ 0
State		0	1
Total current expense (benefit)		0	1
Deferred
Federal		0	0
State		0	0
Total deferred expense (benefit)		0	0
Total tax recognized	$ 1	$ 0	$ 1